Loss Per Common Share (Tables)	6 Months Ended
Jun. 30, 2018
LOSS PER COMMON SHARE [Abstract]
Loss per common share

	Three Month Period Ended June 30, 2018	Three Month Period Ended June 30, 2017	Six Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2017
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(25,292)	$(37,258)	$(66,149)	$(85,977)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(2,564)	(2,660)	(5,113)	(5,304)
Plus:
Tender Offer – Redemption of preferred stock Series G and Series H including $270 of undeclared preferred dividend cancelled for both three and six months	—	504	—	504
Loss available to Navios Holdings common stockholders, basic and diluted	$(27,856)	$(39,414)	$(71,262)	$(90,777)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — weighted average shares	119,423,135	116,051,809	119,422,969	115,612,780
Basic and diluted net losses per share attributable to Navios Holdings common stockholders	$(0.23)	$(0.34)	$(0.60)	$(0.79)